Other income (Detail) - CHF (SFr) SFr in Millions		3 Months Ended				6 Months Ended
		Jun. 30, 2018	Mar. 31, 2018		Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Associates, joint ventures and subsidiaries
Net gains / (losses) from disposals of subsidiaries	[1]	SFr (10)	SFr 0		SFr (18)	SFr (10)	SFr (22)
Share of net profits of associates and joint ventures		15	15		17	30	36
Total		5	15		(2)	20	14
Financial assets measured at fair value through other comprehensive income
Net gains / (losses) from disposals		0	0		129	0	136
Impairments		0	0		1	0	(13)
Total		0	0		131	0	123
Net income from properties (excluding net gains / (losses) from disposals)	[2]	6	6		6	12	12
Net gains / (losses) from disposals of properties held for sale		0	0		0	0	(1)
Net gains / (losses) from disposals of financial assets measured at amortized cost		(1)	0		(2)	0	16
Income from shared services provided to UBS Group AG or its subsidiaries	[3]	105	120	[4]	121	225	135
Other		22	23		31	45	47
Total other income		SFr 137	SFr 164		SFr 285	SFr 301	SFr 345

[1]	Includes foreign exchange gains / (losses) reclassified from other comprehensive income related to disposed foreign subsidiaries and branches.
[2]	Includes net rent received from third parties and net operating expenses.
[3]	Relates to subsidiaries not in the UBS AG scope of consolidation.
[4]
The increase compared with the first six months of 2017 was mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG in 2017. Refer to the Annual Report 2017 for more information.